TERM LOAN (Details Narrative) - CAD ($)		6 Months Ended
	Jun. 28, 2023	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds to PNRL		$ 14,304,202
Notional amount	$ 15,000,000
Description of prepayment fee	if prepayment occurs within one year of the closing date, a prepayment fee in an amount equal to 10% of the principal amount of the Term Loan being prepaid less interest paid or payable on or prior to the date of prepayment attributable to the portion of the Term Loan
Description of repayment of term loan	Company shall repay the Term Loan in full plus a fee equal to 10% of the then-outstanding principal amount of the Term Loan.
Proceeds from term loan to prepay all principal, interest and fees		7,637,329
Accrued interest	$ 12,329	12,329
Fair value of warrant	$ (1,587,232)	$ 1,587,232
Non Transferable Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant shares issued	2,000,000
Warrant exercise price	$ 1.4375
Edge Point Investment Group Inc [Member]
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds to PNRL	$ 33,999,200
Equity instruments held	$ 16,249,200
Debt instruments term	3 years
Principal amount of term loan	$ 15,000,000
Option payment	$ 2,750,000
Acquire percentage	0.50%
Term loan interest rate	10.00%
Increasing percentage of interest rate payable on term loan	15.00%
Notional amount	$ 100,000
Edge Point Investment Group Inc [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 500,000